EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
EARNINGS (LOSSES) PER SHARE
Net (loss) income attributable to ordinary shareholders - basic | ¥		¥ 3,048	¥ 4,085	¥ (1,821)
Net (loss) income attributable to ordinary shareholders - diluted | ¥		¥ 3,160	¥ 4,205	¥ (1,821)
Weighted average ordinary shares outstanding - basic		3,115,130,107	3,183,163,131	3,111,196,757
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		36,507,943	44,331,080
Dilutive effect of convertible senior notes		126,670,240	123,927,000
Weighted average ordinary shares outstanding - diluted		3,278,308,290	3,351,421,211	3,111,196,757
Basic (losses) earnings per share | (per share)	$ 0.13	¥ 0.98	¥ 1.28	¥ (0.59)
Diluted (losses) earnings per share | (per share)	$ 0.13	¥ 0.96	¥ 1.25	¥ (0.59)